Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 49,945	$ 11,202
Short term deposits	299	10,004
Marketable securities		62,924
Restricted cash	412	434
Total financial assets	50,656	84,564
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	49,945	11,202
Short term deposits	299	10,004
Marketable securities		62,924
Restricted cash	412	434
Total financial assets	50,656	84,564
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Marketable securities
Restricted cash
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Marketable securities
Restricted cash
Total financial assets